Segment reporting - Segment results (Details) $ in Millions	6 Months Ended
	Mar. 31, 2020 AUD ($) customer	Sep. 30, 2019 AUD ($)	Mar. 31, 2019 AUD ($)
Segment reporting
Maximum facilities for SME and Commercial business customers	$ 200
Approximate number of customers moved from the Business to Consumer division | customer	49,000
Segment results
Net interest income	$ 9,000	$ 8,644	$ 8,263
Net fee income	755	829	826
Net wealth management and insurance income	465	703	326
Trading income	460	492	437
Net operating income before operating expenses and impairment charges	10,604	10,670	9,979
Operating expenses	(6,181)	(5,015)	(5,091)
Impairment (charges)/benefits	(2,238)	(461)	(333)
Profit before income tax	2,185	5,194	4,555
Income tax expense	(994)	(1,580)	(1,379)
Net profit attributable to NCI	(1)	(3)	(3)
Net profit attributable to owners of WBC	1,190	3,611	3,173
Loans	719,678	714,770	714,297
Deposits and other borrowings.	582,920	563,247	555,007
Consumer
Segment results
Net profit attributable to owners of WBC	1,410	1,723	1,636
Loans	388,820	392,149	390,846
Deposits and other borrowings.	210,775	210,625	207,179
Business
Segment results
Net profit attributable to owners of WBC	541	1,082	1,233
Loans	166,212	169,432	168,580
Deposits and other borrowings.	146,952	146,531	141,258
Westpac Institutional Bank
Segment results
Net profit attributable to owners of WBC	175	470	544
Loans	80,416	75,353	76,485
Deposits and other borrowings.	112,478	101,262	95,690
Westpac New Zealand
Segment results
Net profit attributable to owners of WBC	292	465	519
Loans	84,778	78,005	78,608
Deposits and other borrowings.	70,725	60,801	62,374
Group Businesses
Segment results
Net profit attributable to owners of WBC	(1,228)	(129)	(759)
Loans	(548)	(169)	(222)
Deposits and other borrowings.	41,990	44,028	48,506
Operating segments (cash earnings)
Segment results
Net interest income	8,666	8,564	8,389
Net fee income	755	829	826
Net wealth management and insurance income	481	700	323
Trading income	429	443	464
Other income	10	16	101
Net operating income before operating expenses and impairment charges	10,341	10,552	10,103
Operating expenses	(6,160)	(4,990)	(5,041)
Impairment (charges)/benefits	(2,238)	(461)	(333)
Profit before income tax	1,943	5,101	4,729
Income tax expense	(949)	(1,545)	(1,430)
Net profit attributable to NCI	(1)	(3)	(3)
Net profit attributable to owners of WBC	993	3,553	3,296
Operating segments (cash earnings) | Consumer
Segment results
Net interest income	4,177	4,094	3,915
Net fee income	272	296	309
Net wealth management and insurance income	(13)	231	194
Trading income	48	49	44
Other income	6	8	7
Net operating income before operating expenses and impairment charges	4,490	4,678	4,469
Operating expenses	(2,024)	(1,901)	(1,867)
Impairment (charges)/benefits	(448)	(317)	(272)
Profit before income tax	2,018	2,460	2,330
Income tax expense	(608)	(737)	(694)
Net profit attributable to owners of WBC	1,410	1,723	1,636
Operating segments (cash earnings) | Business
Segment results
Net interest income	2,438	2,538	2,487
Net fee income	272	233	234
Net wealth management and insurance income	382	455	444
Trading income	62	52	54
Other income	(10)	(19)	14
Net operating income before operating expenses and impairment charges	3,144	3,259	3,233
Operating expenses	(1,468)	(1,460)	(1,394)
Impairment (charges)/benefits	(805)	(194)	(70)
Profit before income tax	871	1,605	1,769
Income tax expense	(267)	(483)	(531)
Net profit attributable to owners of WBC	604	1,122	1,238
Operating segments (cash earnings) | Westpac Institutional Bank
Segment results
Net interest income	655	700	743
Net fee income	283	291	319
Trading income	301	338	357
Other income	19	(19)	6
Net operating income before operating expenses and impairment charges	1,258	1,310	1,425
Operating expenses	(654)	(631)	(653)
Impairment (charges)/benefits	(315)	(31)	(15)
Profit before income tax	289	648	757
Income tax expense	(113)	(176)	(210)
Net profit attributable to NCI	(1)	(2)	(3)
Net profit attributable to owners of WBC	175	470	544
Operating segments (cash earnings) | Westpac New Zealand
Segment results
Net interest income	940	915	945
Net fee income	67	88	75
Net wealth management and insurance income	78	96	81
Trading income	18	12	25
Other income	4	(7)	53
Net operating income before operating expenses and impairment charges	1,107	1,104	1,179
Operating expenses	(516)	(486)	(453)
Impairment (charges)/benefits	(200)	24	(14)
Profit before income tax	391	642	712
Income tax expense	(110)	(181)	(188)
Net profit attributable to owners of WBC	281	461	524
Operating segments (cash earnings) | Group Businesses
Segment results
Net interest income	456	317	299
Net fee income	(139)	(79)	(111)
Net wealth management and insurance income	34	(82)	(396)
Trading income		(8)	(16)
Other income	(9)	53	21
Net operating income before operating expenses and impairment charges	342	201	(203)
Operating expenses	(1,498)	(512)	(674)
Impairment (charges)/benefits	(470)	57	38
Profit before income tax	(1,626)	(254)	(839)
Income tax expense	149	32	193
Net profit attributable to NCI		(1)
Net profit attributable to owners of WBC	(1,477)	(223)	(646)
Net cash earnings adjustment
Segment results
Net profit attributable to owners of WBC	197	58	(123)
Net cash earnings adjustment | Business
Segment results
Net profit attributable to owners of WBC	(63)	(40)	(5)
Net cash earnings adjustment | Westpac New Zealand
Segment results
Net profit attributable to owners of WBC	11	4	(5)
Net cash earnings adjustment | Group Businesses
Segment results
Net profit attributable to owners of WBC	$ 249	$ 94	$ (113)